Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
CIK	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2023
Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2023
Prospectus Date	rr_ProspectusDate	Mar. 30, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Financial Square Prime Obligations Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FPOXX
Financial Square Prime Obligations Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCPXX
Financial Square Prime Obligations Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBSXX
Financial Square Prime Obligations Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPPXX
Financial Square Prime Obligations Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPXX
Financial Square Prime Obligations Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBAXX
Financial Square Prime Obligations Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFOXX
Financial Square Prime Obligations Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOPXX
Financial Square Prime Obligations Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBRXX
Financial Square Prime Obligations Fund | Drexel Hamilton Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VTNXX
Financial Square Money Market Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSMXX
Financial Square Money Market Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCKXX
Financial Square Money Market Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSVXX
Financial Square Money Market Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPMXX
Financial Square Money Market Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSMXX
Financial Square Money Market Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FADXX
Financial Square Money Market Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCXX
Financial Square Money Market Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPRXX
Financial Square Money Market Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GREXX
Financial Square Treasury Obligations Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTOXX
Financial Square Treasury Obligations Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCTXX
Financial Square Treasury Obligations Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYAXX
Financial Square Treasury Obligations Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPOXX
Financial Square Treasury Obligations Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSOXX
Financial Square Treasury Obligations Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGAXX
Financial Square Treasury Obligations Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTOXX
Financial Square Treasury Obligations Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTPXX
Financial Square Treasury Obligations Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRXX
Financial Square Treasury Instruments Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTIXX
Financial Square Treasury Instruments Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCIXX
Financial Square Treasury Instruments Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYSXX
Financial Square Treasury Instruments Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPIXX
Financial Square Treasury Instruments Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICXX
Financial Square Treasury Instruments Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIPXX
Financial Square Treasury Instruments Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIRXX
Financial Square Treasury Instruments Fund | Loop Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEIXX
Financial Square Treasury Instruments Fund | Seelaus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WOMXX
Financial Square Treasury Solutions Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEDXX
Financial Square Treasury Solutions Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCFXX
Financial Square Treasury Solutions Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVSXX
Financial Square Treasury Solutions Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPFXX
Financial Square Treasury Solutions Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSFXX
Financial Square Treasury Solutions Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVAXX
Financial Square Treasury Solutions Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFCXX
Financial Square Treasury Solutions Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFPXX
Financial Square Treasury Solutions Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFRXX
Financial Square Government Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGTXX
Financial Square Government Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCGXX
Financial Square Government Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSXX
Financial Square Government Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPGXX
Financial Square Government Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSGXX
Financial Square Government Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVCXX
Financial Square Government Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGPXX
Financial Square Government Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVRXX
Financial Square Government Fund | Drexel Hamilton Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VETXX
Financial Square Government Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGGXX
Financial Square Government Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSOXX
Financial Square Government Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSGXX
Financial Square Government Fund | Loop Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LDIXX
Financial Square Government Fund | Seelaus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMNXX
Goldman Sachs Financial Square Federal Instruments Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIRXX
Goldman Sachs Financial Square Federal Instruments Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIKXX
Goldman Sachs Financial Square Federal Instruments Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FILXX
Goldman Sachs Financial Square Federal Instruments Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIHXX
Goldman Sachs Financial Square Federal Instruments Fund | Select Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIJXX
Goldman Sachs Financial Square Federal Instruments Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIWXX
Goldman Sachs Financial Square Federal Instruments Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIQXX
Goldman Sachs Investor Money Market Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMJXX
Goldman Sachs Investor Money Market Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHSXX
Goldman Sachs Investor Money Market Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMKXX
Goldman Sachs Investor Money Market Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHMXX
Goldman Sachs Investor Money Market Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHRXX
Goldman Sachs Investor Money Market Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMEXX
Goldman Sachs Investor Money Market Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTXXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Capital Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCXXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FESXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Preferred Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPTXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Administration Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEAXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Cash Management Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXCXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Premier Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXPXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Resource Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXRXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKIXX
Goldman Sachs Investor Tax-Exempt Money Market Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCYXX